Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2025
Non-Controlling Interest [Abstract]
Schedule of Financial Information
The following table summarizes the financial information for the Soto Norte Project shown on a 100% basis, except where stated:

December 31, 2024
Current assets	$1,502
Non-current assets	590,602
Total assets	$592,104
Current liabilities	$4,947
Non-current liabilities	6,471
Total liabilities	$11,418

Net assets	$580,686
Non-controlling interest percentage	49%
Non-controlling interest	$284,536
Net income (loss) attributable to NCI during the period which Mubadala had their 49% interest is as follows:

	Year-ended December 31,
	2025	2024
Foreign exchange gain (loss)	$2,240	$—
Project expenses	(157)	(2,634)
Total net income (loss)	2,083	(2,634)

Non-controlling interest percentage	49%	49%
Net Income (loss) attributable to non-controlling interest	$1,021	$(1,291)

	Year-ended December 31,
	2025	2024
Cash flows from:
Operating activities	$(3,831)	$34
Investing activities	(20,696)	(8,121)
Financing activities ⁽¹⁾	25,892	4,167
(1)Financing activities includes $7.6 million in non-reciprocal contributions made by the Company to the Soto Norte Project for the year-ended December 31, 2025 (December 31, 2024 - $2.0 million) in accordance with the Company’s obligation to fund Mubadala's 49% share of certain operating costs.